Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities [Text Block Table]
Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities
in € m.	Dec 31, 2021	Dec 31, 2020
Future cash outflows not reflected in lease liabilities:
Not later than one year	10	50
Later than one year and not later than five years	539	791
Later than five years	5,849	5,097
Future cash outflows not reflected in lease liabilities	6,398	5,938